Significant Related Party Transactions - Summary of Significant Related Party Transactions Undertaken on Terms as Agreed Between Parties in Normal Course of Business (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Related Party Transactions [Abstract]
Sale of services -Related parties	$ 5,164,280	$ 4,504,413
Transfer of fixed assets -Related party	156,402
Management fees -Immediate holding company		$ 1,100,000
Management fees -Related party	$ 1,721,830